Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	2022	2021

Denominated in R$	1,388,616	4,431,019
Denominated in US$	123,959	64,593
Denominated in other foreign currencies	29	33
	1,512,604	4,495,645